Interest rate risk (Details) - Fair Value, Concentration of Risk, Market Risk Management, Gap Analysis - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 2,101	$ 2,180
Securities purchased under agreement to resell	60	96
Short-term investments	884	1,199
Investments	5,728	6,237
Loans	5,096	5,241
Other assets	437	382
Total assets	14,306	15,335
Liabilities and shareholders' equity
Shareholders’ equity	865	977
Demand deposits	9,884	10,925
Term deposits	3,107	2,945
Other liabilities	278	316
Long-term debt	172	172
Total liabilities and shareholders' equity	14,306	15,335
Interest rate sensitivity gap	0	0
Cumulative interest rate sensitivity gap	0	0
Interest Bearing Funds | Within 3 months
Assets
Cash and cash equivalents	2,008	2,064
Securities purchased under agreement to resell	60	96
Short-term investments	406	842
Investments	6	14
Loans	2,927	4,208
Other assets	0	0
Total assets	5,407	7,224
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	6,819	8,077
Term deposits	2,126	1,658
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	8,945	9,735
Interest rate sensitivity gap	(3,538)	(2,511)
Cumulative interest rate sensitivity gap	(3,538)	(2,511)
Interest Bearing Funds | 3 to 6 months
Assets
Cash and cash equivalents	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	422	252
Investments	8	9
Loans	35	22
Other assets	0	0
Total assets	465	283
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	25	0
Term deposits	457	587
Other liabilities	0	0
Long-term debt	75	0
Total liabilities and shareholders' equity	557	587
Interest rate sensitivity gap	(92)	(304)
Cumulative interest rate sensitivity gap	(3,630)	(2,815)
Interest Bearing Funds | 6 to 12 months
Assets
Cash and cash equivalents	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	56	105
Investments	179	14
Loans	166	91
Other assets	0	0
Total assets	401	210
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	27
Term deposits	437	602
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	437	629
Interest rate sensitivity gap	(36)	(419)
Cumulative interest rate sensitivity gap	(3,666)	(3,234)
Interest Bearing Funds | 1 to 5 years
Assets
Cash and cash equivalents	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	943	1,173
Loans	1,533	705
Other assets	0	0
Total assets	2,476	1,878
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	87	98
Other liabilities	0	0
Long-term debt	97	172
Total liabilities and shareholders' equity	184	270
Interest rate sensitivity gap	2,292	1,608
Cumulative interest rate sensitivity gap	(1,374)	(1,626)
Interest Bearing Funds | After 5 years
Assets
Cash and cash equivalents	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	4,592	5,027
Loans	406	182
Other assets	0	0
Total assets	4,998	5,209
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	0	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	0	0
Interest rate sensitivity gap	4,998	5,209
Cumulative interest rate sensitivity gap	3,624	3,583
Non-interest bearing funds
Assets
Cash and cash equivalents	93	116
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	0	0
Loans	29	33
Other assets	437	382
Total assets	559	531
Liabilities and shareholders' equity
Shareholders’ equity	865	977
Demand deposits	3,040	2,821
Term deposits	0	0
Other liabilities	278	316
Long-term debt	0	0
Total liabilities and shareholders' equity	4,183	4,114
Interest rate sensitivity gap	(3,624)	(3,583)
Cumulative interest rate sensitivity gap	$ 0	$ 0